Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Current assets
Other Current Assets
	December 31,	December 31,
	2015	2014
	U.S. Dollars
Prepaid expenses	600	584
Advances to suppliers	220	361
Deposits for operating leases	203	113
Due from Government institutions	182	1,013
Other	507	311

	1,712	2,382